INCOME TAXES - Summary of loss before income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss before income taxes
Domestic					$ (34,436,576)	$ (65,402,000)	$ (50,325,820)
Foreign					0	0	0
Loss before income taxes	$ (5,929,183)	$ (7,624,256)	$ (30,300,971)	$ (27,090,243)	$ (34,436,576)	$ (65,402,000)	$ (50,325,820)